S000008604 [Member] Expense Example - William Blair International Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,565
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,248
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,125